Interests in unconsolidated structured entities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of unconsolidated structured entities [abstract]
Summary of the size of unconsolidated structured entities
The size of unconsolidated structured entities as of December 31, 2024 and 2025 are as follows:

	2024		2025
Total assets:
Asset-backed securitization	~~W~~	193,570,970	180,681,470
Structured financing		506,473,200	567,491,062
Investment fund		508,704,815	603,354,883

	~~W~~	1,208,748,985	1,351,527,415

Summary of the carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities
i) The carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities as of December 31, 2024 and 2025 are as follows:

	2024
	Asset-backed securitization		Structured financing	Investment fund	Total
Assets under consolidated financial statements:
Loans at FVTPL	~~W~~	11,669	600,796	—	612,465
Loan at amortized cost		2,326,196	18,660,200	93,296	21,079,692
Securities at FVTPL		4,233,165	255,936	14,902,327	19,391,428
Derivative assets		16,012	—	—	16,012
Securities at FVOCI		4,124,742	176,273	—	4,301,015
Securities at amortized cost		4,879,484	—	93	4,879,577
Other assets		13,700	73,981	28,076	115,757

	~~W~~	15,604,968	19,767,186	15,023,792	50,395,946

Liabilities under consolidated financial statements:
Derivative liabilities	~~W~~	3,130	220	—	3,350
Other liabilities		510	4,295	3	4,808

	~~W~~	3,640	4,515	3	8,158

	2025
	Asset-backed securitization		Structured financing	Investment fund	Total
Assets under consolidated financial statements:
Loans at FVTPL	~~W~~	4,622	746,038	—	750,660
Loan at amortized cost		2,971,101	19,410,662	150,857	22,532,620
Securities at FVTPL		4,491,692	322,481	16,428,693	21,242,866
Derivative assets		9,286	—	—	9,286
Securities at FVOCI		3,721,496	138,153	—	3,859,649
Securities at amortized cost		4,089,597	—	80	4,089,677
Other assets		12,665	101,058	2,439	116,162

	~~W~~	15,300,459	20,718,392	16,582,069	52,600,920

Liabilities under consolidated financial statements:
Derivative liabilities	~~W~~	2,101	—	—	2,101
Other liabilities		315	6,481	—	6,796

	~~W~~	2,416	6,481	—	8,897

Summary of exposure to risk relating to its interests in unconsolidated structured entities
ii) The maximum risk exposure of the Group relating to its interests in unconsolidated structured entities as of December 31, 2024 and 2025 are as follows:

	2024
	Asset-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	15,604,968	19,767,186	15,023,792	50,395,946
ABS and ABCP purchase agreements		1,125,400	224,184	2,246,239	3,595,823
Loan commitments		327,367	916,236	41,656	1,285,259
Guarantees		111,150	8,900	—	120,050
Others		—	383,071	—	383,071

	~~W~~	17,168,885	21,299,577	17,311,687	55,780,149

	2025
	Asset-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	15,300,459	20,718,392	16,582,069	52,600,920
ABS and ABCP purchase agreements		1,802,241	277,917	2,203,699	4,283,857
Loan commitments		256,038	1,458,320	67,807	1,782,165
Guarantees		31,450	6,000	—	37,450
Others		—	263,836	—	263,836

	~~W~~	17,390,188	22,724,465	18,853,575	58,968,228